Contract Liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities [Line Items]
Non-current deferred revenue	kr 480	kr 480
Current contract liabilities	24	33
Parent Company | Reportable Legal Entities
Contract Liabilities [Line Items]
Deferred revenue at January 1	513	513
Revenue recognized during the year	(9)
Total at December 31	504	513
Non-current deferred revenue	480	480
Current contract liabilities	kr 24	kr 33